SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY

18. SHAREHOLDERS’ EQUITY

Ordinary shares

Upon the completion of the Listing on September 25, 2012, the Company’s ordinary shares were converted into 113,112,458 Class A ordinary shares and 189,617,092 Class B ordinary shares. The Memorandum and Articles of Association were amended and restated such that the authorized share capital consisted of 750,000,000 Class A and 250,000,000 Class B ordinary shares, respectively, at a par value of US$0.001 per share. The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each Class B ordinary share is entitled to five votes per share and is convertible into one Class A ordinary share at any time by its holder. Upon any transfer of Class B ordinary shares by the holder thereof to any person or entity that is not an affiliate of such holder, such Class B ordinary shares would be automatically converted into an equal number of Class A ordinary shares. 8,795,864 Class B ordinary shares were converted into Class A ordinary shares during the year ended December 31, 2013.

On August 5, 2013, the Company issued 28,000,000 Class A ordinary shares, at a par value of US$0.001 per share, to Champion Plus Group Limited (“Champion Plus”), a third-party company, at a consideration of US$20,000 in a private placement.

On August 5, 2013, the Company issued 7,000,000 Class A ordinary shares, at a par value of US$0.001 per share, to Grand Synergy Limited, a third-party company, at a consideration of US$5,000 in a private placement. In connection with this private placement, the Company issued 100,000 warrants to Champion Plus as the payment for its service. Each warrant allows Champion Plus to purchase one ADS of the Company at $10.00 per ADS (Note 21(c)).

On November 29, 2013, the Company issued 14,634,900 Class A ordinary shares, at a par value of US$0.001 per share, to ICBC Credit Suisse Asset Management (International) Company Limited, a third-party company acting as the investment manager for National Council for Social Security Fund, at consideration of US$15,158 in a private placement.

On November 29, 2013, the Company issued 1,232,000 Class A ordinary shares, at a par value of US$0.001 per share, to ICBC Credit Suisse Asset Management Co., Ltd., a third-party company acting as the investment manager for ICBCCS Global China Opportunity Equity Fund, at consideration of US$1,276 in a private placement.

On February 17, 2014, the Company issued 15,450,144 Class A ordinary shares and 11,035,817 Class A ordinary shares at a par value of US$0.001 per share, to Core Tech Resources Inc. and PVG Venture Capital Partners (Wuxi), Limited, respectively, upon the automatic conversion of the Contingently Redeemable Ordinary Shares (Note 17).

On March 21, 2014, the Company issued 48,188,000 Class A ordinary shares, at a par value of US$0.001 per share, for an aggregate proceeds of US$78,018 in a public offering. The total issuance costs of ordinary shares amounting to RMB9,833 (US$1,584) was recognized and netted against the offering proceeds from the public offering.

As of December 31, 2013 and 2014, 464,750 and 432,402 RSUs were vested and considered to be issued and outstanding Class A ordinary shares, respectively.

As of December 31, 2013, 750,000,000 Class A ordinary shares and 250,000,000 Class B ordinary shares were authorized, respectively, and 178,034,362 Class A ordinary shares and 180,821,228 Class B ordinary shares were issued and outstanding, respectively. As of December 31, 2014, 750,000,000 Class A ordinary shares and 250,000,000 Class B ordinary shares were authorized, respectively, and 257,523,929 Class A ordinary shares and 180,821,228 Class B ordinary shares were issued and outstanding, respectively.

The Company did not pay or declare any dividends on ordinary shares in the years ended December 31, 2012, 2013 and 2014. The payment of dividends in the future will be contingent upon the Group’s revenues and earnings, if any, capital requirements and general financial condition subsequent to the completion of a business combination. The payment of dividends will be subject to the discretion of the Company’s board of directors and subject to the requirements of Cayman Islands’ laws.

Accumulated other comprehensive income (loss)

Changes in the balances of the component of accumulated other comprehensive (loss) income, net of tax of nil, for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Foreign currency translation	Unrealized gains on available-for- sale investment	Total
	RMB	RMB	RMB
Balance as of December 31, 2011	(427)	—	(427)
Other Comprehensive income	7	—	7

Balance as of December 31, 2012	(420)	—	(420)
Other comprehensive income	542	—	542

Balance as of December 31, 2013	122	—	122
Other comprehensive income	(3,332)	475	(2,857)

Balance as of December 31, 2014	(3,210)	475	(2,735)

Balance as of December 31, 2014 in US$	(517)	77	(441)